GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2023
General And Administrative
SCHEDULE OF GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Payroll and related expenses	1,458	1,756	1,748
Share-based payments to service providers	134	215	268
Professional services	898	1,340	1,207
Directors’ fees and insurance	326	405	494
Travel expenses	15	8	—
Rent and office maintenance	196	175	212
Other	92	90	51
	3,119	3,989	3,980